STATEMENT OF INVESTMENTS
BNY Mellon Connecticut Fund

January 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.0%
Connecticut - 96.1%
Connecticut, GO, Refunding, Ser. E	5.00	9/15/2034	1,000,000		1,213,275
Connecticut, GO, Ser. A	5.00	1/15/2041	2,050,000		2,548,303
Connecticut, GO, Ser. A	5.00	3/1/2026	5,000,000		5,400,198
Connecticut, GO, Ser. E	5.00	10/15/2034	1,120,000		1,291,219
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000		5,478,874
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000		1,158,191
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	2,500,000		2,892,730
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2034	3,000,000		3,356,992
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2029	1,280,000		1,476,272
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2031	2,615,000		2,859,348
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2024	790,000		868,266
Connecticut Bradley International Airport, Revenue Bonds	5.00	7/1/2049	2,500,000		2,913,843
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bond) Ser. A	4.00	2/1/2035	2,125,000		2,450,551
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bond) Ser. A	5.00	3/1/2029	2,600,000		2,896,057
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2046	1,000,000	[a]	1,074,336
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2053	1,500,000	[a]	1,606,225
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2040	4,020,000		4,615,602
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000		1,142,085
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. E	5.00	7/1/2027	3,265,000		3,540,046
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. F	5.00	7/1/2045	2,500,000		2,771,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.0% (continued)
Connecticut - 96.1% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000		1,070,110
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Mary Wade Home Obligated Group) Ser. A1	5.00	10/1/2054	2,000,000	[a]	2,160,336
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Greenwich Academy) Ser. G	4.00	3/1/2041	1,170,000		1,343,671
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,000,000		2,153,335
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000		2,197,578
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	5.00	7/1/2032	1,000,000		1,156,657
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Nuvance Health Obligated Group) Ser. A	4.00	7/1/2041	2,250,000		2,486,942
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2045	3,000,000		3,289,605
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000		5,520,302
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000		226,213
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000		2,297,945
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Choate Rosemary Hall Foundation) Ser. F	4.00	7/1/2042	1,110,000		1,271,295

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.0% (continued)
Connecticut - 96.1% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000	8,602,303
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Loomis Institute) (Insured; American Municipal Bond Assurance Corp.) Ser. F	5.25	7/1/2028	1,760,000	2,140,769
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	577,197
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2030	865,000	998,824
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The University of Hartford)	5.00	7/1/2034	425,000	496,571
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity College) Ser. R	4.00	6/1/2045	2,300,000	2,606,614
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	7,500,000	8,491,312
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven) Ser. K1	5.00	7/1/2036	1,000,000	1,150,443
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale New Haven Health Obligated Group) Ser. E	5.00	7/1/2027	3,960,000	4,323,258
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2051	1,000,000	1,139,983
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	2,576,499
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A	4.00	7/1/2040	500,000	563,527

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.0% (continued)
Connecticut - 96.1% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	750,000		889,689
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2022	1,400,000		1,446,324
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2023	1,400,000		1,494,697
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,400,000		1,398,870
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000		1,479,839
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,300,000		2,432,009
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	2,760,000		2,907,498
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. D1	3.00	5/15/2051	3,500,000		3,669,563
Connecticut Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,000,000		3,106,538
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000		25,099
Greenwich, GO, Refunding	5.00	1/15/2025	2,000,000		2,226,705
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[a]	4,516,662
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2039	3,000,000		3,613,104
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2027	750,000		840,922
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2026	610,000		686,647
New Haven, GO, Ser. A	5.25	8/1/2027	1,740,000		2,067,691
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000		1,141,445
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	3,500,000		4,016,846

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.0% (continued)
Connecticut - 96.1% (continued)
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2037	3,430,000	3,941,335
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000	2,931,266
The Metropolitan District, GO, Refunding	5.00	7/15/2034	1,065,000	1,277,601
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,669,313
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	1,275,000	1,467,232
The Metropolitan District, Revenue Bonds (Clean Water Project) Ser. A	5.00	10/1/2031	2,050,000	2,594,194
The Metropolitan District, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2024	2,000,000	[b] 2,209,632
The Metropolitan District, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2022	1,510,000	[b] 1,521,601
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,783,047
Waterbury, GO, Ser. A	4.00	2/1/2045	5,750,000	6,506,640
Waterbury, GO, Ser. A	5.00	11/15/2038	2,500,000	2,949,666
				183,207,287
U.S. Related - 1.9%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	12,000,000	[c] 1,967,384
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,500,000	1,609,348
				3,576,732
Total Investments (cost $181,236,500)			98.0%	186,784,019
Cash and Receivables (Net)			2.0%	3,828,340
Net Assets			100.0%	190,612,359

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $9,357,559 or 4.91% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon Connecticut Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	186,784,019	-	186,784,019

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2022, accumulated net unrealized appreciation on investments was $5,547,519, consisting of $7,092,197 gross unrealized appreciation and $1,544,678 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.